Summary of Significant Accounting Policies (Details)	6 Months Ended
	Apr. 30, 2026 USD ($) segment	Apr. 30, 2026 CNY (¥) segment	Apr. 30, 2025 USD ($)	Apr. 30, 2026 CNY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Deposit insurance coverage amount (in Yuan Renminbi) | ¥				¥ 500,000
Deposits number of working days repaid	7 days	7 days
Cash amount (in Yuan Renminbi) | ¥				¥ 500,000
Effects on adoption of ASC 326	$ 3,553
Allowance for credit losses	$ 2,469,626				$ 1,595,831	$ 741,753
Prepaid expenses with a benefit period	1 year	1 year
Impairment	$ 0		$ 0
Unperformed obligations	$ 5,200,000	¥ 35,700,000
Percentage of tax benefit	25.00%	25.00%	25.00%
Number of operating segment (in segment) | segment	2	2
Number of reported segment (in segment) | segment	2	2
Wastewater Treatment Revenue Member
Summary of Significant Accounting Policies (Details) [Line Items]
Unperformed obligations	$ 6,000,000	¥ 41,000,000
Income Taxes [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of tax benefit	50.00%	50.00%